Unit Purchase Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Unit Purchase Options And Warrants
Schedule of Unit Purchase Stock Options Activity

The following table sets forth the activity of unit purchase options:

	Number of Unit Purchase Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	4,645	$64.00	$-
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of March 31, 2023	4,645	$64.00	$-

The following table sets forth the activity of unit purchase options:

	Number of Unit Purchase Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	4,645	$64.00	$5,647
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of December 31, 2022	4,645	64.00	-

Schedule of Warrants Activity

The following table sets forth the activity of warrants:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	25,864	$30.20	$-
Granted	422,875	12.60	92,293
Exercised	-	-	-
Canceled	-	-	-
Balance as of March 31, 2023	448,739	$14.00	$140,943

The following table sets forth the activity of warrants:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	8,364	$72.40	$16,029
Granted	17,500	10.00	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of December 31, 2022	25,864	$30.20	$-